CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME	9 Months Ended
	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 CNY (¥)
Net income	¥ 118,830,685	$ 17,860,413	¥ 988,658,586
Other comprehensive income:
-Foreign currency translation adjustments	(65,179,841)	(9,796,618)	(15,875,336)
Comprehensive income	53,650,844	8,063,795	972,783,250
Less: Comprehensive income/(loss) attributable to non-controlling interests	(402,841)	(60,547)	4,974,154
Less: Allocation of net income to participating preferred shares issued by discontinued operations	0	0	13,894,948
Comprehensive income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	¥ 54,053,685	$ 8,124,342	¥ 953,914,148